Investments in Real Estate Related Securities - Summary of Investments in Real Estate-Related Debt Securities (Details) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($) Position		Sep. 30, 2021 Positions	Sep. 30, 2021 Position	Dec. 31, 2020 Positions	Dec. 31, 2020 Position
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Number of real estate related securities position					75		57	57	56	56
Weighted Average Coupon		4.39%
Weighted Average Maturity Date	[1]	Jun. 02, 2033
Cost Basis		$ 977,219	$ 216,929		$ 276,180
Investments in real estate debt		964,075	$ 218,225		$ 277,651
Affiliated Entity [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Investments in real estate debt		$ 298,661
RMBS
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Number of real estate related securities position | Position					59			51		55
Weighted Average Coupon		3.12%	3.22%	[2]	3.76%	[2]
Weighted Average Maturity Date	[1]	Nov. 07, 2045	Mar. 22, 2047		Oct. 17, 2040
Cost Basis		$ 173,051	$ 213,863		$ 235,405
Investments in real estate debt		177,472	$ 215,358		$ 236,844
CMBS
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Number of real estate related securities position | Position					4					1
Weighted Average Coupon	[2]		6.26%		3.73%
Weighted Average Maturity Date	[1]		Jul. 25, 2039		Mar. 13, 2037
Cost Basis			$ 3,066		$ 11,473
Investments in real estate debt			$ 2,867		$ 11,571
CMBS | Affiliated Entity [Member]
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Investments in real estate debt		$ 298,661
CMBS - floating
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Number of real estate related securities position | Position								4
Weighted Average Coupon		3.46%
Weighted Average Maturity Date	[1]	Jul. 15, 2038
Cost Basis		$ 296,928
Investments in real estate debt		$ 298,661
CMBS - fixed
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Number of real estate related securities position | Position								1		1
Weighted Average Coupon		6.26%	6.26%
Weighted Average Maturity Date	[1]	Jul. 25, 2039	Jul. 25, 2039
Cost Basis		$ 2,700	$ 3,066
Investments in real estate debt		$ 2,536	$ 2,867
CLO
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Number of real estate related securities position | Position					12
Weighted Average Coupon	[2]				6.12%
Weighted Average Maturity Date	[1]				May 11, 2031
Cost Basis					$ 29,302
Investments in real estate debt					$ 29,236
Real Estate Securities
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Number of real estate related securities position | Position								56
Weighted Average Coupon		3.33%
Weighted Average Maturity Date	[1]	Mar. 15, 2041
Cost Basis		$ 472,679
Investments in real estate debt		$ 478,669
Term Loan
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Number of real estate related securities position | Position	[3]							1
Weighted Average Coupon	[3]	5.35%
Weighted Average Maturity Date	[1],[3]	Feb. 26, 2026
Cost Basis	[3]	$ 504,540
Investments in real estate debt	[3]	$ 485,406

[1]	Weighted average maturity date is based on the fully extended maturity date of the underlying collateral.
[2]	As of December 31, 2020, the Company’s RMBS investments had floating rate coupons ranging from 0.00% to 7.95% and its CMBS investment had a floating rate coupon of 6.26%.
[3]	On February 26, 2021, the Company provided financing in the form of a term loan to an unaffiliated entity in connection with its acquisition of a premier United Kingdom holiday company. The loan is in the amount of £360 million and has an initial term of five years, with a two-year extension option.